Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 178,973	$ 1,282,565	$ 102,263
Prepaid expenses and other assets	105,526	168,226	19,073
Total current assets	284,499	1,450,791	121,336
Property, plant, and equipment (Note 6)	9,556,615	7,328,764	7,777,830
Intangible assets (Note 7)	1,000	1,000	1,000
Total assets	9,842,114	8,780,555	7,900,166
Current liabilities
Accounts payable	1,402,885	149,935	180,338
Accrued liabilities	100,840	18,027	116,330
Due to related party (Note 10)	392,194
Total current liabilities	1,895,919	167,962	296,668
Long-term liabilities
Due to related party (Note 10)		392,194	382,600
Related party line of credit (Note 8)	2,004,767
Total long-term liabilities	2,004,767	392,194
Total liabilities	3,900,686	560,156	679,268
STOCKHOLDERS’ EQUITY
Common stock; $.0001 par value; 200,000,000 stock authorized; 159,818,490 and 157,544,500 stock issued and outstanding at June 30, 2022 and December 31, 2021, respectively (Note 9)	15,981	15,754	15,605
Common stock to be issued (Note 8)			138,000
Additional paid-in capital (Note 9)	32,246,630	14,618,389	10,990,538
Accumulated deficit	(26,321,183)	(6,413,744)	(3,923,245)
Total stockholders’ equity	5,941,428	8,220,399	7,220,898
Total liabilities and stockholders’ equity	$ 9,842,114	$ 8,780,555	$ 7,900,166